Condensed Balance Sheets $ in Thousands	Jun. 30, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 3,643
Restricted cash	15
Prepaid expenses	252
Other assets	78
Total current assets	3,988
Right-of-use assets and deposits	26
Total assets	4,014
Current liabilities:
Accounts payable	1,668
Accrued liabilities	382
Total current liabilities	2,050
Long-term liabilities:
Total liabilities	2,050
Commitments and contingencies (Note 5)
Stockholders’ equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized as of June 30, 2019 and December 31, 2018, no shares issued or outstanding as of June 30, 2019 and December 31, 2018.
Common stock, $0.001 par value; 100,000,000 shares authorized as of June 30, 2019 and December 31, 2018, 14,265,411 shares issued and outstanding at June 30, 2019 and December 31, 2018.	22
Additional paid in capital	92,774
Accumulated deficit	(90,832)
Total stockholders’ equity	1,964
Total liabilities and stockholders’ equity	$ 4,014